Property and equipment, net (Details Narrative)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 143,214	$ 186,963	$ 176,713